Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Labilities (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Labilities [Abstract]
Trade payable	€ 12,213,712	€ 2,024,811
Factoring	128,233
VAT payable	132,746	56,368
Payroll taxes payable	43,824	56,899
Customer deposits	121,015	772,740
Others	8,000
Total	€ 12,647,530	€ 2,910,818